INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Secured Notes (Details) - USD ($)	Jun. 18, 2025	Jun. 16, 2025	Aug. 08, 2022	Jun. 30, 2025	Jun. 17, 2025	Aug. 05, 2022
Borrowings:
Prepayment premium fee				$ 4,800,000
Secured Guaranteed Notes
Borrowings:
Nominal interest rate (as a percent)	19.00%
Nominal value	$ 29,081,233				$ 26,437,485
Interest payable in cash (as a percent)	14.00%
Interest payable in kind (as a percent)	5.00%
Monthly amortization payments	$ 1,000,000
Secured Guaranteed Notes | Repurchased On Or Before August
Borrowings:
Prepayment penalty (as a percent)	5.00%
Secured Guaranteed Notes | Repurchased After August
Borrowings:
Prepayment penalty (as a percent)	10.00%
Secured Guaranteed Notes | Later Than One Year And Not Later Than Two Years
Borrowings:
Nominal interest rate (as a percent)						9.00%
Secured Guaranteed Notes | 25 through 36 months
Borrowings:
Nominal interest rate (as a percent)						13.00%
Secured Guaranteed Notes | 27 through 48 months
Borrowings:
Nominal interest rate (as a percent)						14.00%
Secured Convertible Guaranteed Notes
Borrowings:
Nominal interest rate (as a percent)	15.00%		9.00%
Nominal value	$ 67,868,227		$ 55,000,000		$ 61,652,927
Interest payable in cash (as a percent)	5.00%		5.00%
Interest payable in kind (as a percent)	10.00%		4.00%
Strike price	$ 6		$ 18
Common equity raised	$ 10,000,000
Term of repurchase			30 months
Maturity period			4 years
Secured Convertible Guaranteed Notes | Repurchased during September 2025
Borrowings:
Prepayment penalty (as a percent)		7.00%
Secured Convertible Guaranteed Notes | Repurchase on or before August 31, 2025
Borrowings:
Prepayment penalty (as a percent)		5.00%
Secured Notes | Fiscal Quarters Ended March And June
Borrowings:
Consolidated total net leverage ratio	5.00%
Interest coverage ratio	1.50%
Secured Notes | Fiscal Quarters Ended September And December
Borrowings:
Consolidated total net leverage ratio	4.33%
Interest coverage ratio	1.75%
Secured Notes | Fiscal Quarters Ended March Through Maturity Date
Borrowings:
Consolidated total net leverage ratio	3.75%
Interest coverage ratio	2.00%